Goldman Sachs Hedge Industry VIP ETF Expense Example - Goldman Sachs Hedge Industry VIP ETF - Goldman Sachs Hedge Industry VIP ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567